STATEMENT OF INVESTMENTS
BNY Mellon High Yield Strategies Fund

June 30, 2022 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 120.5%
Advertising - 2.4%
Advantage Sales & Marketing, Sr. Scd. Notes		6.50	11/15/2028	853,000	[b]	732,898
Clear Channel Outdoor Holdings, Sr. Scd. Notes		5.13	8/15/2027	1,205,000	[b]	1,020,605
CMG Media, Gtd. Notes		8.88	12/15/2027	1,733,000	[b]	1,373,844
Outfront Media Capital, Gtd. Notes		5.00	8/15/2027	975,000	[b]	853,154
Outfront Media Capital, Gtd. Notes		6.25	6/15/2025	370,000	[b]	351,636
					4,332,137
Aerospace & Defense - 1.7%
Bombardier, Sr. Unscd. Notes		7.50	12/1/2024	800,000	[b]	753,080
TransDigm, Gtd. Notes		4.88	5/1/2029	1,003,000		818,217
TransDigm, Sr. Scd. Notes		6.25	3/15/2026	1,580,000	[b]	1,527,907
					3,099,204
Airlines - 2.9%
Air Canada, Sr. Scd. Notes		3.88	8/15/2026	1,110,000	[b]	941,219
American Airlines, Sr. Scd. Notes		5.50	4/20/2026	1,300,000	[b]	1,198,990
American Airlines, Sr. Scd. Notes		11.75	7/15/2025	836,000	[b]	868,036
Hawaiian Brand Intellectual Property, Sr. Scd. Notes		5.75	1/20/2026	950,000	[b]	853,741
United Airlines, Sr. Scd. Notes		4.38	4/15/2026	770,000	[b]	681,234
United Airlines, Sr. Scd. Notes		4.63	4/15/2029	875,000	[b]	745,233
					5,288,453
Automobiles & Components - 3.0%
Dealer Tire, Sr. Unscd. Notes		8.00	2/1/2028	2,257,000	[b]	1,952,779
Ford Motor, Sr. Unscd. Notes		5.29	12/8/2046	525,000		404,145
Ford Motor Credit, Sr. Unscd. Notes		5.11	5/3/2029	1,620,000		1,455,738
IHO Verwaltungs GmbH, Sr. Scd. Bonds		6.00	5/15/2027	1,450,000	[b,c]	1,292,937
Standard Profil Automotive, Sr. Scd. Bonds	EUR	6.25	4/30/2026	675,000	[b]	434,503
					5,540,102
Building Materials - 2.8%
CP Atlas Buyer, Sr. Unscd. Notes		7.00	12/1/2028	1,653,000	[b]	1,196,094
Eco Material Technologies, Sr. Scd. Notes		7.88	1/31/2027	1,531,000	[b]	1,362,669
Griffon, Gtd. Notes		5.75	3/1/2028	1,050,000		956,088
JELD-WEN, Gtd. Notes		4.63	12/15/2025	800,000	[b]	681,032
PCF, Sr. Scd. Bonds	EUR	4.75	4/15/2026	975,000	[b]	810,786
					5,006,669

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 120.5% (continued)
Chemicals - 3.5%
Consolidated Energy Finance, Gtd. Notes		5.63	10/15/2028	1,502,000	[b]	1,210,369
Consolidated Energy Finance, Gtd. Notes		6.50	5/15/2026	230,000	[b]	212,234
Iris Holdings, Sr. Unscd. Notes		8.75	2/15/2026	1,052,000	[b,c]	843,236
Italmatch Chemicals, Sr. Scd. Notes, 3 Month EURIBOR +4.75%	EUR	4.75	9/30/2024	1,230,000	[b,d]	1,170,682
Olympus Water US Holding, Sr. Scd. Notes		4.25	10/1/2028	1,733,000	[b]	1,360,093
Olympus Water US Holding, Sr. Unscd. Notes		6.25	10/1/2029	791,000	[b]	550,734
Polar US Borrower, Sr. Unscd. Notes		6.75	5/15/2026	906,000	[b]	634,023
SCIL IV, Sr. Scd. Notes		5.38	11/1/2026	540,000	[b]	432,872
					6,414,243
Collateralized Loan Obligations Debt - 7.6%
Battalion X CLO, Ser. 2016-10A, Cl. DR2, 3 Month LIBOR +6.61%		7.79	1/25/2035	1,000,000	[b,d]	884,831
Chenango Park CLO, Ser. 2018-1A, Cl. D, 3 Month LIBOR +5.80%		6.84	4/15/2030	1,000,000	[b,d]	862,948
CIFC Funding CLO, Ser. 2018-1A, Cl. E, 3 Month LIBOR +5.00%		6.04	4/18/2031	2,000,000	[b,d]	1,711,666
Crown Point 8 CLO, Ser. 2019-8A, Cl. ER, 3 Month LIBOR +7.13%		8.19	10/20/2034	2,375,000	[b,d]	2,162,456
Euro-Galaxy VII CLO, Ser. 2019-7A, Cl. ER, 3 Month EURIBOR +6.20%	EUR	6.20	7/25/2035	1,000,000	[b,d]	811,848
Northwoods Capital 27 CLO, Ser. 2021-27A, Cl. E, 3 Month LIBOR +7.04%		8.08	10/17/2034	1,150,000	[b,d]	988,231
Octagon Investment Partners 33 CLO, Ser. 2017-1A, Cl. D, 3 Month LIBOR +6.30%		7.36	1/20/2031	1,525,000	[b,d]	1,327,616
Octagon Investment Partners 39 CLO, Ser. 2018-3A, Cl. E, 3 Month LIBOR +5.75%		6.81	10/20/2030	2,000,000	[b,d]	1,709,836
Octagon Investment Partners 46 CLO, Ser. 2020-2A, Cl. ER, 3 Month LIBOR +6.60%		7.64	7/15/2036	2,000,000	[b,d]	1,762,672
OZLM VI CLO, Ser. 2014-6A, Cl. DS, 3 Month LIBOR +6.05%		7.09	4/17/2031	2,000,000	[b,d]	1,644,070
					13,866,174
Commercial & Professional Services - 7.5%
Albion Financing 1 Sarl/Aggreko Holdings, Sr. Scd. Notes	EUR	5.25	10/15/2026	540,000	[b]	474,314
Albion Financing 1Sarl/Aggreko Holdings, Sr. Scd. Notes		6.13	10/15/2026	655,000	[b]	561,729
Allied Universal Holdco, Sr. Scd. Notes		6.63	7/15/2026	950,000	[b]	873,592

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 120.5% (continued)
Commercial & Professional Services - 7.5% (continued)
APX Group, Gtd. Notes		5.75	7/15/2029	1,516,000	[b]	1,176,259
BCP V Modular Services Finance II, Sr. Scd. Bonds	EUR	4.75	11/30/2028	720,000	[b]	601,808
HealthEquity, Gtd. Notes		4.50	10/1/2029	1,120,000	[b]	981,400
La Financiere Atalian, Gtd. Bonds	EUR	5.13	5/15/2025	1,060,000	[b]	856,449
La Financiere Atalian, Gtd. Bonds	EUR	5.13	5/15/2025	1,160,000		937,246
PECF USS Intermediate Holding III, Sr. Unscd. Notes		8.00	11/15/2029	1,190,000	[b]	944,741
Prime Security Services Borrower, Scd. Notes		6.25	1/15/2028	1,610,000	[b]	1,351,233
Prime Security Services Borrower, Sr. Scd. Notes		5.75	4/15/2026	1,711,000	[b]	1,598,947
The Hertz, Gtd. Notes		4.63	12/1/2026	1,666,000	[b]	1,394,842
The Hertz, Gtd. Notes		5.00	12/1/2029	235,000	[b]	181,586
Verisure Midholding, Gtd. Notes	EUR	5.25	2/15/2029	2,200,000	[b]	1,763,377
					13,697,523
Consumer Discretionary - 11.6%
Allen Media, Gtd. Notes		10.50	2/15/2028	1,152,000	[b]	596,379
Ashton Woods Finance, Sr. Unscd. Notes		6.63	1/15/2028	1,335,000	[b]	1,136,452
Banijay Group, Sr. Unscd. Notes	EUR	6.50	3/1/2026	840,000	[b]	739,033
Caesars Entertainment, Sr. Scd. Notes		6.25	7/1/2025	580,000	[b]	560,927
Caesars Entertainment, Sr. Unscd. Notes		4.63	10/15/2029	1,447,000	[b]	1,128,957
Carnival, Gtd. Bonds	EUR	7.63	3/1/2026	265,000	[b]	218,604
Carnival, Sr. Unscd. Notes		7.63	3/1/2026	1,922,000	[b]	1,493,154
CCM Merger, Sr. Unscd. Notes		6.38	5/1/2026	690,000	[b]	629,144
CDI Escrow Issuer, Sr. Unscd. Notes		5.75	4/1/2030	720,000	[b]	656,719
Deuce Finco, Sr. Scd. Bonds	GBP	5.50	6/15/2027	860,000	[b]	833,503
Everi Holdings, Gtd. Notes		5.00	7/15/2029	1,350,000	[b]	1,142,559
Las Vegas Sands, Sr. Unscd. Notes		3.20	8/8/2024	656,000		620,363
Maison Finco, Sr. Scd. Bonds	GBP	6.00	10/31/2027	870,000	[b]	783,433
Melco Resorts Finance, Sr. Unscd. Notes		4.88	6/6/2025	860,000	[b]	643,934
NCL, Gtd. Notes		5.88	3/15/2026	904,000	[b]	712,194
NCL, Sr. Scd. Notes		5.88	2/15/2027	1,610,000	[b]	1,379,577
NCL Finance, Gtd. Notes		6.13	3/15/2028	912,000	[b]	664,743
Royal Caribbean Cruises, Sr. Unscd. Notes		5.38	7/15/2027	1,120,000	[b]	816,827
Royal Caribbean Cruises, Sr. Unscd. Notes		5.50	4/1/2028	1,104,000	[b]	769,880
Royal Caribbean Cruises, Sr. Unscd. Notes		5.50	8/31/2026	1,392,000	[b]	1,037,597

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 120.5% (continued)
Consumer Discretionary - 11.6% (continued)
Scientific Games Holdings, Sr. Unscd. Notes		6.63	3/1/2030	1,566,000	[b]	1,333,559
Scientific Games International, Gtd. Notes		7.25	11/15/2029	230,000	[b]	216,014
Tempur Sealy International, Gtd. Notes		3.88	10/15/2031	1,040,000	[b]	782,361
TUI Cruises, Sr. Unscd. Notes	EUR	6.50	5/15/2026	1,473,000	[b]	1,090,899
Wynn Las Vegas, Gtd. Notes		5.50	3/1/2025	1,260,000	[b]	1,155,395
					21,142,207
Consumer Staples - .9%
Kronos Acquisition Holdings, Sr. Scd. Notes		5.00	12/31/2026	1,790,000	[b]	1,532,696
Newell Brands, Sr. Unscd. Notes		4.45	4/1/2026	94,000		89,822
					1,622,518
Diversified Financials - 7.3%
Compass Group Diversified Holdings, Gtd. Notes		5.25	4/15/2029	910,000	[b]	752,711
Encore Capital Group, Sr. Scd. Bonds	GBP	5.38	2/15/2026	695,000	[b]	795,791
Garfunkelux Holdco 3, Sr. Scd. Bonds	GBP	7.75	11/1/2025	910,000	[b]	994,689
Garfunkelux Holdco 3, Sr. Scd. Notes	EUR	6.75	11/1/2025	1,565,000	[b]	1,461,198
Icahn Enterprises, Gtd. Notes		6.25	5/15/2026	760,000		713,024
Nationstar Mortgage Holdings, Gtd. Notes		5.50	8/15/2028	1,165,000	[b]	936,233
Nationstar Mortgage Holdings, Gtd. Notes		6.00	1/15/2027	900,000	[b]	781,866
Navient, Sr. Unscd. Notes		5.00	3/15/2027	1,660,000		1,367,798
Navient, Sr. Unscd. Notes		5.50	3/15/2029	600,000		463,528
Navient, Sr. Unscd. Notes		6.75	6/15/2026	1,525,000		1,351,859
OneMain Finance, Gtd. Notes		6.13	3/15/2024	570,000		545,749
OneMain Finance, Gtd. Notes		6.63	1/15/2028	1,010,000		904,500
PennyMac Financial Services, Gtd. Notes		5.75	9/15/2031	2,955,000	[b]	2,209,334
					13,278,280
Electronic Components - .5%
TTM Technologies, Gtd. Notes		4.00	3/1/2029	1,160,000	[b]	977,736
Energy - 16.2%
Antero Midstream Partners, Gtd. Notes		5.75	3/1/2027	1,340,000	[b]	1,248,451
Antero Midstream Partners, Gtd. Notes		7.88	5/15/2026	1,175,000	[b]	1,175,817
Antero Resources, Gtd. Notes		5.38	3/1/2030	555,000	[b]	506,937
Antero Resources, Gtd. Notes		7.63	2/1/2029	901,000	[b]	918,083
Archrock Partners, Gtd. Notes		6.25	4/1/2028	1,142,000	[b]	1,012,794
Blue Racer Midstream/Blue Racer Finance, Sr. Unscd. Notes		6.63	7/15/2026	1,620,000	[b]	1,461,246

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 120.5% (continued)
Energy - 16.2% (continued)
Blue Racer Midstream/Blue Racer Finance, Sr. Unscd. Notes		7.63	12/15/2025	510,000	[b]	482,939
Colgate Energy Partners III, Sr. Unscd. Notes		5.88	7/1/2029	1,260,000	[b]	1,105,795
CQP Holdco, Sr. Scd. Notes		5.50	6/15/2031	2,400,000	[b]	2,050,848
Crestwood Midstream Partners, Gtd. Notes		5.63	5/1/2027	646,000	[b]	576,016
Crestwood Midstream Partners, Gtd. Notes		5.75	4/1/2025	1,200,000		1,124,058
Crestwood Midstream Partners, Gtd. Notes		6.00	2/1/2029	725,000	[b]	633,900
CrownRock, Sr. Unscd. Notes		5.00	5/1/2029	653,000	[b]	586,648
CrownRock, Sr. Unscd. Notes		5.63	10/15/2025	292,000	[b]	275,271
CVR Energy, Gtd. Bonds		5.25	2/15/2025	785,000	[b]	722,848
EQM Midstream Partners LP, Sr. Unscd. Notes		5.50	7/15/2028	969,000		838,433
EQM Midstream Partners LP, Sr. Unscd. Notes		6.50	7/1/2027	605,000	[b]	563,606
EQM Midstream Partners LP, Sr. Unscd. Notes		7.50	6/1/2027	242,000	[b]	233,915
Genesis Energy, Gtd. Notes		6.50	10/1/2025	1,320,000		1,219,482
Matador Resources, Gtd. Notes		5.88	9/15/2026	1,098,000		1,057,528
Occidental Petroleum, Sr. Unscd. Notes		6.13	1/1/2031	630,000		639,841
Occidental Petroleum, Sr. Unscd. Notes		6.45	9/15/2036	800,000		821,936
Occidental Petroleum, Sr. Unscd. Notes		7.50	5/1/2031	1,410,000		1,518,887
Occidental Petroleum, Sr. Unscd. Notes		8.88	7/15/2030	1,980,000		2,276,975
Precision Drilling, Gtd. Notes		7.13	1/15/2026	725,000	[b]	682,453
Rockcliff Energy II, Sr. Unscd. Notes		5.50	10/15/2029	2,382,000	[b]	2,170,967
Southwestern Energy, Gtd. Notes		5.38	2/1/2029	1,127,000		1,047,513
Southwestern Energy, Gtd. Notes		5.38	3/15/2030	370,000		341,151
Southwestern Energy, Gtd. Notes		8.38	9/15/2028	475,000		501,360
USA Compression Partners, Gtd. Notes		6.88	9/1/2027	150,000		133,334
USA Compression Partners, Gtd. Notes		6.88	4/1/2026	1,738,000		1,583,240
					29,512,272
Environmental Control - 1.6%
Covanta Holding, Gtd. Notes		4.88	12/1/2029	381,000	[b]	310,557
Harsco, Gtd. Notes		5.75	7/31/2027	1,570,000	[b]	1,258,276
Verde Bidco, Sr. Scd. Notes	EUR	4.63	10/1/2026	559,000	[b]	482,683
Waste Pro USA, Sr. Unscd. Notes		5.50	2/15/2026	1,025,000	[b]	911,896
					2,963,412

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 120.5% (continued)
Food Products - 1.0%
Post Holdings, Gtd. Notes		4.63	4/15/2030	1,350,000	[b]	1,141,371
Post Holdings, Gtd. Notes		5.50	12/15/2029	760,000	[b]	680,937
					1,822,308
Forest Products & Paper - .7%
Ahlstrom-Munksjo Holding 3, Sr. Scd. Bonds		4.88	2/4/2028	1,460,000	[b]	1,229,502
Health Care - 8.3%
Bausch Health, Gtd. Notes		9.00	12/15/2025	895,000	[b]	663,714
Bausch Health Americas, Gtd. Notes		9.25	4/1/2026	1,850,000	[b]	1,327,847
CHEPLAPHARM Arzneimittel, Sr. Scd. Notes		5.50	1/15/2028	1,430,000	[b]	1,196,550
Chrome Holdco, Gtd. Notes	EUR	5.00	5/31/2029	850,000	[b]	676,871
Cidron Aida Finco, Sr. Scd. Bonds	GBP	6.25	4/1/2028	1,315,000	[b]	1,316,616
Community Health Systems, Scd. Notes		6.13	4/1/2030	1,513,000	[b]	926,773
Community Health Systems, Scd. Notes		6.88	4/15/2029	848,000	[b]	549,428
Community Health Systems, Sr. Scd. Notes		4.75	2/15/2031	660,000	[b]	485,016
Community Health Systems, Sr. Scd. Notes		5.25	5/15/2030	689,000	[b]	524,825
Community Health Systems, Sr. Scd. Notes		5.63	3/15/2027	942,000	[b]	799,847
Laboratoire Eimer Selas, Gtd. Notes	EUR	5.00	2/1/2029	510,000	[b]	375,198
Medline Borrower, Sr. Unscd. Notes		5.25	10/1/2029	1,626,000	[b]	1,340,507
Nidda Healthcare Holding GmbH, Sr. Scd. Notes	EUR	3.50	9/30/2024	1,000,000	[b]	930,583
Organon & Co., Sr. Unscd. Notes		5.13	4/30/2031	1,124,000	[b]	973,912
Prime Healthcare Services, Sr. Scd. Notes		7.25	11/1/2025	1,420,000	[b]	1,216,301
Tenet Healthcare, Gtd. Notes		6.13	10/1/2028	2,030,000	[b]	1,743,506
					15,047,494
Industrial - 2.4%
Husky III Holding, Sr. Unscd. Notes		13.00	2/15/2025	2,085,000	[b,c]	2,032,656
Titan Acquisition, Sr. Unscd. Notes		7.75	4/15/2026	1,164,000	[b]	1,071,555
TK Elevator US Newco, Sr. Scd. Notes		5.25	7/15/2027	1,310,000	[b]	1,170,223
					4,274,434
Information Technology - 1.0%
Boxer Parent, Sr. Scd. Notes	EUR	6.50	10/2/2025	570,000	[b]	562,566
Minerva Merger Sub, Sr. Unscd. Notes		6.50	2/15/2030	1,605,000	[b]	1,339,445
					1,902,011
Insurance - 1.8%
AmWINS Group, Sr. Unscd. Notes		4.88	6/30/2029	1,140,000	[b]	935,008

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 120.5% (continued)
Insurance - 1.8% (continued)
AssuredPartners, Sr. Unscd. Notes		5.63	1/15/2029	659,000	[b]	528,460
AssuredPartners, Sr. Unscd. Notes		7.00	8/15/2025	1,505,000	[b]	1,415,641
GTCR AP Finance, Sr. Unscd. Notes		8.00	5/15/2027	445,000	[b]	417,161
					3,296,270
Internet Software & Services - 1.6%
Northwest Fiber, Sr. Scd. Notes		4.75	4/30/2027	412,000	[b]	339,843
Northwest Fiber, Sr. Unscd. Notes		6.00	2/15/2028	2,395,000	[b]	1,724,632
TripAdvisor, Gtd. Notes		7.00	7/15/2025	78,000	[b]	75,612
Uber Technologies, Gtd. Notes		4.50	8/15/2029	990,000	[b]	816,131
					2,956,218
Materials - 4.9%
ARD Finance, Sr. Scd. Notes	EUR	5.00	6/30/2027	1,600,000	[b,c]	1,215,203
ARD Finance, Sr. Scd. Notes		6.50	6/30/2027	916,419	[b,c]	681,248
Ardagh Packaging Finance, Sr. Scd. Notes		5.25	4/30/2025	780,000	[b]	722,613
Graham Packaging, Gtd. Notes		7.13	8/15/2028	753,000	[b]	605,318
Kleopatra Finco, Sr. Scd. Bonds	EUR	4.25	3/1/2026	760,000	[b]	655,273
LABL, Sr. Scd. Notes		5.88	11/1/2028	522,000	[b]	422,456
LABL, Sr. Scd. Notes		6.75	7/15/2026	636,000	[b]	573,599
LABL, Sr. Unscd. Notes		8.25	11/1/2029	1,177,000	[b]	890,842
LABL, Sr. Unscd. Notes		10.50	7/15/2027	218,000	[b]	189,949
Mauser Packaging Solutions Holding, Sr. Scd. Bonds	EUR	4.75	4/15/2024	310,000	[b]	304,140
Mauser Packaging Solutions Holding, Sr. Unscd. Notes		7.25	4/15/2025	3,093,000	[b]	2,704,751
					8,965,392
Media - 11.8%
Altice Financing, Sr. Scd. Bonds		5.75	8/15/2029	2,665,000	[b]	2,146,218
CCO Holdings, Sr. Unscd. Notes		5.00	2/1/2028	1,820,000	[b]	1,685,602
CSC Holdings, Gtd. Notes		5.38	2/1/2028	1,300,000	[b]	1,127,802
CSC Holdings, Gtd. Notes		6.50	2/1/2029	1,780,000	[b]	1,611,114
CSC Holdings, Sr. Unscd. Notes		5.75	1/15/2030	1,170,000	[b]	854,369
CSC Holdings, Sr. Unscd. Notes		7.50	4/1/2028	1,735,000	[b]	1,453,305
DIRECTV Financing, Sr. Scd. Notes		5.88	8/15/2027	960,000	[b]	822,053
DISH DBS, Gtd. Notes		5.88	11/15/2024	1,600,000		1,353,472
DISH DBS, Sr. Scd. Bonds		5.25	12/1/2026	568,000	[b]	446,286
DISH DBS, Sr. Scd. Notes		5.75	12/1/2028	568,000	[b]	421,618
Nexstar Media, Gtd. Notes		5.63	7/15/2027	1,240,000	[b]	1,134,104
Radiate Holdco, Sr. Unscd. Notes		6.50	9/15/2028	1,301,000	[b]	1,009,160
Scripps Escrow, Gtd. Notes		5.88	7/15/2027	970,000	[b]	850,433
Scripps Escrow II, Sr. Unscd. Notes		5.38	1/15/2031	1,046,000	[b]	835,519
Summer BidCo, Sr. Unscd. Bonds	EUR	9.00	11/15/2025	1,242,443	[b,c]	1,057,890
TEGNA, Gtd. Notes		5.00	9/15/2029	1,504,000		1,426,544
UPC Broadband Finco, Sr. Scd. Notes		4.88	7/15/2031	230,000	[b]	188,137

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 120.5% (continued)
Media - 11.8% (continued)
Virgin Media Finance, Gtd. Notes		5.00	7/15/2030	1,180,000	[b]	938,324
Virgin Media Secured Finance, Sr. Scd. Notes		5.50	5/15/2029	820,000	[b]	734,831
Ziggo Bond, Gtd. Notes		5.13	2/28/2030	840,000	[b]	659,972
Ziggo Bond, Sr. Unscd. Notes		6.00	1/15/2027	890,000	[b]	788,749
					21,545,502
Metals & Mining - .5%
Arconic, Scd. Notes		6.13	2/15/2028	825,000	[b]	772,080
Hudbay Minerals, Gtd. Notes		4.50	4/1/2026	152,000	[b]	127,417
					899,497
Real Estate - 3.1%
Brookfield Property REIT, Sr. Scd. Notes		4.50	4/1/2027	1,200,000	[b]	997,194
Iron Mountain, Gtd. Notes		5.00	7/15/2028	610,000	[b]	541,404
Iron Mountain, Gtd. Notes		5.25	7/15/2030	1,110,000	[b]	967,143
Ladder Capital Finance Holdings, Gtd. Notes		4.75	6/15/2029	320,000	[b]	246,777
Ladder Capital Finance Holdings, Gtd. Notes		5.25	10/1/2025	3,125,000	[b]	2,833,453
					5,585,971
Retailing - 5.3%
Asbury Automotive Group, Gtd. Notes		4.75	3/1/2030	650,000		535,239
BCPE Ulysses Intermediate, Sr. Unscd. Notes		7.75	4/1/2027	2,356,000	[b,c]	1,452,015
Fertitta Entertainment, Sr. Scd. Notes		4.63	1/15/2029	794,000	[b]	679,136
LBM Acquisition, Gtd. Notes		6.25	1/15/2029	559,000	[b]	360,745
Macy's Retail Holdings, Gtd. Notes		4.50	12/15/2034	833,000		594,754
Macy's Retail Holdings, Gtd. Notes		5.88	3/15/2030	303,000	[b]	254,762
Staples, Sr. Scd. Notes		7.50	4/15/2026	1,790,000	[b]	1,489,101
The Michaels Companies, Sr. Scd. Notes		5.25	5/1/2028	1,170,000	[b]	921,942
The Michaels Companies, Sr. Unscd. Notes		7.88	5/1/2029	1,151,000	[b]	761,974
The Very Group Funding, Sr. Scd. Bonds	GBP	6.50	8/1/2026	1,363,000	[b]	1,270,169
White Cap Parent, Sr. Unscd. Notes		8.25	3/15/2026	1,662,000	[b,c]	1,386,183
					9,706,020
Technology Hardware & Equipment - .6%
Banff Merger Sub, Sr. Unscd. Notes	EUR	8.38	9/1/2026	1,245,000	[b]	1,165,943
Telecommunication Services - 6.4%
Altice France, Sr. Scd. Notes		5.50	1/15/2028	1,160,000	[b]	937,988
Altice France, Sr. Scd. Notes		5.50	10/15/2029	957,000	[b]	734,005
Altice France, Sr. Scd. Notes		8.13	2/1/2027	1,305,000	[b]	1,203,406

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 120.5% (continued)
Telecommunication Services - 6.4% (continued)
Altice France Holding, Gtd. Notes		6.00	2/15/2028	1,620,000	[b]	1,152,881
Altice France Holding, Sr. Scd. Notes		10.50	5/15/2027	430,000	[b]	361,656
CommScope, Gtd. Notes		8.25	3/1/2027	1,271,000	[b]	1,007,890
Connect Finco, Sr. Scd. Notes		6.75	10/1/2026	3,255,000	[b]	2,936,026
Lorca Telecom Bondco, Sr. Scd. Bonds	EUR	4.00	9/18/2027	710,000	[b]	623,960
Matterhorn Telecom, Sr. Scd. Notes	EUR	3.13	9/15/2026	730,000	[b]	653,441
Telecom Italia, Sr. Unscd. Notes		5.30	5/30/2024	840,000	[b]	809,239
ViaSat, Sr. Unscd. Notes		5.63	9/15/2025	1,020,000	[b]	826,373
WP/AP Telecom Holdings III, Sr. Unscd. Notes	EUR	5.50	1/15/2030	520,000	[b]	412,706
					11,659,571
Transportation - .5%
First Transit Bidco, Sr. Scd. Notes		4.00	7/31/2029	1,150,000	[b]	921,879
Utilities - 1.1%
Clearway Energy Operating, Gtd. Notes		4.75	3/15/2028	140,000	[b]	126,189
Pike, Gtd. Notes		5.50	9/1/2028	565,000	[b]	459,503
Vistra, Jr. Sub. Notes		7.00	12/15/2026	1,571,000	[b,e]	1,428,817
					2,014,509
Total Bonds and Notes (cost $258,056,598)				219,733,451

Floating Rate Loan Interests - 7.1%
Chemicals - .7%
Flexsys Holdings, Initial Term Loan, 3 Month LIBOR +5.25%		6.00	11/1/2028	819,832	[d]	764,493
Polar US Borrower, Initial Term Loan, 3 Month LIBOR +4.75%		6.00	10/16/2025	536,455	[d]	492,198
					1,256,691
Commercial & Professional Services - .0%
Travelport Finance Luxembourg, 2021 Consented Term Loan, 3 Month LIBOR +6.75%		9.00	5/29/2026	4,973	[d]	3,884
Travelport Finance Luxembourg, Term Loan, 3 Month LIBOR +8.75%		9.76	2/28/2025	8,364	[d]	8,296
					12,180
Health Care - .4%
One Call, First Lien Term Loan B, 3 Month LIBOR +5.50%		6.69	4/22/2027	968,504	[d]	779,646
Industrial - 1.1%
SPX FLOW, Term Loan, 1 Month Term SOFR +4.50%		6.13	4/5/2029	1,285,073	[d]	1,200,900

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 7.1% (continued)
Industrial - 1.1% (continued)
VAC Germany Holding GmbH, Term Loan B, 3 Month LIBOR +4.00%	6.25	3/8/2025	840,851	[d]	796,706
				1,997,606
Information Technology - 1.7%
Central Parent, Term Loan B, 3 Month Term SOFR +4.50%	5.00	6/9/2029	578,313	[d]	548,244
ECL Entertainment, Term Loan B, 3 Month LIBOR +7.50%	9.75	4/30/2028	1,188,000	[d]	1,162,018
Ivanti Software, First Lien Term Loan B, 3 Month LIBOR +4.25%	5.85	12/1/2027	805,527	[d]	696,112
Mitchell International, Second Lien Initial Term Loan, 1 Month LIBOR +6.50%	8.10	10/15/2029	851,282	[d]	803,798
				3,210,172
Insurance - 1.4%
Asurion, New Term Loan B-4, 1 Month LIBOR +5.25%	6.92	1/15/2029	1,657,513	[d]	1,416,345
Asurion, Second Lien Term Loan B-3, 1 Month LIBOR +5.25%	6.92	2/3/2028	770,000	[d]	661,237
Mayfield Agency Borrower, First Lien Term Loan B, 1 Month LIBOR +4.50%	6.17	2/28/2025	522,474	[d]	501,575
				2,579,157
Media - 1.0%
DIRECTV Financing, Closing Date Term Loan, 1 Month LIBOR +5.00%	6.67	8/2/2027	1,930,275	[d]	1,782,696
Telecommunication Services - .8%
CCI Buyer, First Lien Initial Term Loan, 3 Month Term SOFR +4.00%	6.05	12/17/2027	1,579,232	[d]	1,444,997
Total Floating Rate Loan Interests (cost $14,093,108)			13,063,145
Description			Shares		Value ($)
Common Stocks - .1%
Information Technology - .0%
Skillsoft			14,781	[f]	52,029
Media - .1%
Altice USA, Cl. A			8,400	[f]	77,700
Total Common Stocks (cost $319,765)			129,729

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 13.3%
Registered Investment Companies - 13.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $24,205,619)	1.48	24,205,619	[g] 24,205,619
Total Investments (cost $296,675,090)		141.0%	257,131,944
Liabilities, Less Cash and Receivables		(41.0%)	(74,799,339)
Net Assets		100.0%	182,332,605

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

REIT—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, these securities were valued at $192,091,627 or 105.35% of net assets.

c Payment-in-kind security and interest may be paid in additional par.

d Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

e Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

f Non-income producing security.

g Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon High Yield Strategies Fund

June 30, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation ($)
Goldman Sachs
United States Dollar	22,698,958	Euro	21,425,000	7/29/2022	203,866
United States Dollar	6,459,172	British Pound	5,275,000	7/29/2022	34,698
Gross Unrealized Appreciation					238,564

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon High Yield Strategies Fund

June 30, 2022 (Unaudited)

The following is a summary of the inputs used as of June 30, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Loan Obligations	-	13,866,174	-	13,866,174
Corporate Bonds	-	205,867,277	-	205,867,277
Equity Securities - Common Stocks	129,729	-	-	129,729
Floating Rate Loan Interests	-	13,063,145	-	13,063,145
Investment Companies	24,205,619	-	-	24,205,619
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	238,564	-	238,564

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at June 30, 2022 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At June 30, 2022, accumulated net unrealized depreciation on investments was $39,543,146, consisting of $1,281,217 gross unrealized appreciation and $40,824,363 gross unrealized depreciation.

At June 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.